Off-Balance-Sheet Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Summary of Amounts of Bank's Financial Instruments, with Off-Balance-Sheet Risk

 A summary of the amounts of the Company’s financial instruments, with off-balance-sheet risk at December 31, 2015 follows (in thousands):

Contract
Amount
Unused lines of credit	$44,671

Commitments to extend credit	$23,297

Standby letters of credit	$732